Document and Entity Information	Sep. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Sep. 28, 2016
Registrant Name	MFS SERIES TRUST I
Central Index Key	0000798244
Amendment Flag	false
Document Creation Date	Sep. 28, 2016
Document Effective Date	Sep. 28, 2016
Prospectus Date	Dec. 29, 2015
MFS® Low Volatility Equity Fund | A
Prospectus:
Trading Symbol	MLVAX
MFS® Low Volatility Equity Fund | B
Prospectus:
Trading Symbol	MLVBX
MFS® Low Volatility Equity Fund | C
Prospectus:
Trading Symbol	MLVGX
MFS® Low Volatility Equity Fund | I
Prospectus:
Trading Symbol	MLVHX
MFS® Low Volatility Equity Fund | R1
Prospectus:
Trading Symbol	MLVMX
MFS® Low Volatility Equity Fund | R2
Prospectus:
Trading Symbol	MLVOX
MFS® Low Volatility Equity Fund | R3
Prospectus:
Trading Symbol	MLVPX
MFS® Low Volatility Equity Fund | R4
Prospectus:
Trading Symbol	MLVRX
MFS® Low Volatility Equity Fund | R6
Prospectus:
Trading Symbol	MLVTX